AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 7, 2022

REGISTRATION NOS. 333-191476

811-22894

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 330	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 333	[X]

INVESTMENT MANAGERS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

Morrison C. Warren, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485; or

[X] on July 11, 2022 pursuant to paragraph (b) of Rule 485; or

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[ ] on _______________ pursuant to paragraph (a)(1) of Rule 485; or

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

[ ] on _______________ pursuant to paragraph (a)(2) of Rule 485; or

[ ] on _______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 280 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on February 9, 2022 for the purpose of creating eighteen new series, AXS 1.25X TSLA Bear Daily ETF, AXS 2X NVDA Bear Daily ETF, AXS 2X COP Bear Daily ETF, AXS 1.25X BA Bear Daily ETF, AXS 2X PYPL Bear Daily ETF, AXS 1.25X WFC Bear Daily ETF, AXS 2X PFE Bear Daily ETF, AXS 2X CRM Bear Daily ETF, AXS 2X NKE Bear Daily ETF, AXS 1.25X TSLA Bull Daily ETF, AXS 2X NVDA Bull Daily ETF, AXS 2X COP Bull Daily ETF, AXS 1.25X BA Bull Daily ETF, AXS 2X PYPL Bull Daily ETF, AXS 1.25X WFC Bull Daily ETF, AXS 2X PFE Bull Daily ETF, AXS 2X CRM Bull Daily ETF, and AXS 2X NKE Bull Daily ETF. PEA No. 280 was originally scheduled to become effective on April 25, 2022. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 280 to the Registrant’s Registration Statement filed on February 9, 2022. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of July, 2022.

INVESTMENT MANAGERS SERIES TRUST II

By:	/s/ Terrance Gallagher

Terrance Gallagher, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 7th day of July, 2022, by the following persons in the capacities set forth below.

Signature	Title

†
Thomas Knipper	Trustee

†
Kathleen K. Shkuda	Trustee

†
Larry D. Tashjian	Trustee

†
John P. Zader	Trustee

†
Eric M. Banhazl	Trustee

/s/ Terrance P. Gallagher
Terrence P. Gallagher	Trustee, President and Principal Executive Officer

/s/ Rita Dam
Rita Dam	Treasurer and Principal Financial Officer

† By	/s/ Rita Dam
Attorney-in-fact, pursuant to power of attorney filed with Post-Effective Amendment No. 270 filed on December 17, 2021.